Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Inventories Details Narrative
Allowance for obsolete inventories	$ 156	$ 30	$ 687